Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

November 24, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Large Cap Growth Fund IV

(formerly known as Columbia Marsico Flexible Capital Fund) (the Fund)

Post-Effective Amendment No. 137

File No. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Registrant is filing Post-Effective Amendment No. 137 (the Amendment) on Form N-1A pursuant to Rule 485(a)(1) to update the prospectus and Statement of Additional Information (SAI) to reflect changes to the principal investment strategies and principal risks for the above-referenced Fund.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and SAI, except for Fees and Expenses of the Fund, Principal Investment Strategies, Principal Risks, Performance Information and Primary Service Providers – The Investment Manager (Portfolio Managers subsection) of the prospectus, are identical or substantially similar to those found in prior filings by the Registrant.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II